ACQUISITION (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 05, 2012	Mar. 31, 2014	Mar. 31, 2013
Net tangible assets:
Goodwill		$ 41,412	$ 17,791
iKang Changchun
Acquisition
Percentage of equity interest acquired	100.00%
Cash consideration	915
Acquisition-related costs	0
Net tangible assets:
Current assets	5
Non-current assets	307
Total	312
Goodwill	427
Deferred tax liability	(58)
Total	603
Total consideration	915
Net revenue		593	25
Net (loss) income		(832)	(301)
iKang Changchun | Customer relationship
Net tangible assets:
Intangible assets acquired	165
Estimated useful life	6 years 1 month 6 days
iKang Changchun | Favorable lease contract
Net tangible assets:
Intangible assets acquired	21
Estimated useful life	5 years 1 month 6 days
iKang Changchun | Operating license
Net tangible assets:
Intangible assets acquired	$ 48
Estimated useful life	2 years 6 months